DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Number of Shares Purchased By Stockholders Through DRP Plan

The following table represents the number of shares purchased by stockholders through the DRP Plan:

	2012	2011	2010

Shares purchased through dividend reinvestment	20,203	21,113	19,805
Shares purchased through cash contributions	575	503	-

Total shares	20,778	21,616	19,805